UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21574

 NAME OF REGISTRANT:                     Eaton Vance Floating-Rate
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016



Eaton Vance Floating-Rate Income Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  934249497
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       KATHLEEN F. FELDSTEIN                                     Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934262748
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2015
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       RODNEY F. DAMMEYER                                        Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  934346037
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPPORTUNITY                                                     Agenda Number:  934346037
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934346013
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TROPICANA ENTERTAINMENT INC                                                                 Agenda Number:  934408104
--------------------------------------------------------------------------------------------------------------------------
        Security:  89708X105
    Meeting Type:  Annual
    Meeting Date:  12-May-2016
          Ticker:  TPCA
            ISIN:  US89708X1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANIEL A. CASSELLA                                        Mgmt          For                            For
       HUNTER C. GARY                                            Mgmt          Withheld                       Against
       CARL C. ICAHN                                             Mgmt          Withheld                       Against
       WILLIAM A. LEIDESDORF                                     Mgmt          For                            For
       DANIEL H. SCOTT                                           Mgmt          For                            For
       ANTHONY P. RODIO                                          Mgmt          Withheld                       Against
       KEITH COZZA                                               Mgmt          Withheld                       Against

2.     TO APPROVE THE TROPICANA ENTERTAINMENT INC.               Mgmt          Against                        Against
       PERFORMANCE INCENTIVE PLAN.

3.     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2016.

4.     TO VOTE ON AN ADVISORY RESOLUTION TO                      Mgmt          For                            For
       APPROVE EXECUTIVE COMPENSATION FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2015.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Floating-Rate Income Trust
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/17/2016